INVESTMENT IN AN AFFILIATED COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total investment	$ 1,084	$ 1,251
Mail Vision Affiliated Company [Member]
Invested in equity	1,655	1,655
Convertible and non-convertible loans	398	211
Accumulated net loss	(969)	(615)
Total investment	$ 1,084	$ 1,251